Related Party Transactions - Summary of Related Party Compensation for Officers and Directors (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
James Foster, Chief Executive Officer and Director
Disclosure of transactions between related parties [line items]
Salary	$ 325,000	$ 247,500	$ 137,766
Bonus	81,000	213,800
Option Awards	241,200	1,277,675
Other	3,600
Total	650,800	1,738,975	137,766
Cameron Shaw, Former Chief Operating Officer
Disclosure of transactions between related parties [line items]
Salary	150,000	215,000	60,000
Bonus		205,000
Option Awards		1,277,675
Other	93,462
Total	243,462	1,697,675	60,000
Nigel McCracken, Chief Operating Officer and Director
Disclosure of transactions between related parties [line items]
Salary	175,000
Bonus	50,000
Option Awards	71,600
Other	3,540
Total	300,140
Dr. Tomasz George, Chief Scientific Officer
Disclosure of transactions between related parties [line items]
Salary	144,000	144,000	166,275
Bonus		86,000
Option Awards	60,300	257,250
Other	1,672
Total	205,972	487,250	166,275
Mark Ternouth, Chief Technical Officer and Director
Disclosure of transactions between related parties [line items]
Salary	120,000	90,000	11,200
Bonus		30,000
Option Awards	60,300	315,560
Total	180,300	435,560	$ 11,200
Jason Davis, Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salary	300,000	237,500
Bonus	75,000	105,000
Option Awards	224,318	686,000
Other	25,800
Total	625,118	1,028,500
Evan Norton, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	27,500
Option Awards	60,300	68,600
Total	100,300	96,100
Yair Erez, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	27,500
Option Awards	60,300	68,600
Total	100,300	96,100
Nelson Haight, Independent Director
Disclosure of transactions between related parties [line items]
Salary	40,000	14,783
Option Awards	60,300	27,400
Total	$ 100,300	$ 42,183